Risk information - Contractual flows (Details) - SEK (kr) kr in Millions	12 Months Ended
	Dec. 31, 2024	Dec. 31, 2023
Risk information
Total financial assets	kr 359,484	kr 357,401
Financial liabilities	(330,222)	(330,373)
Liquidity risk
Risk information
Financial assets, cash flow	403,583	399,875
Financial assets, discounting effect	(44,099)	(42,474)
Total financial assets	359,484	357,401
Financial liabilities, cash flow	(374,671)	(376,299)
Financial liabilities, discounting effect	44,449	45,926
Financial liabilities	(330,222)	(330,373)
Liquidity surplus (+) / deficit (-)	kr 28,912	23,576
Liquidity risk | Minimum
Risk information
Maturity of cash flow in deficit (range one)	1 year
Maturity of cash flow in deficit (range two)	3 years
Liquidity risk | Maximum
Risk information
Maturity of cash flow in deficit (range one)	3 years
Maturity of cash flow in deficit (range two)	5 years
Not later than one month | Liquidity risk
Risk information
Financial assets, cash flow	kr 28,058	34,850
Financial liabilities, cash flow	(16,984)	(9,552)
Committed undisbursed loans cash flows	(1,232)	(2,188)
Liquidity surplus (+) / deficit (-)	9,842	23,110
Later than one month and not later than three months | Liquidity risk
Risk information
Financial assets, cash flow	27,923	33,871
Financial liabilities, cash flow	(15,002)	(32,745)
Committed undisbursed loans cash flows	(6,818)	(1,043)
Liquidity surplus (+) / deficit (-)	6,103	83
Later than three months and not later than one year | Liquidity risk
Risk information
Financial assets, cash flow	74,163	61,504
Financial liabilities, cash flow	(81,331)	(58,018)
Committed undisbursed loans cash flows	(16,325)	(15,063)
Liquidity surplus (+) / deficit (-)	(23,493)	(11,577)
Later than one year and not later than three years | Liquidity risk
Risk information
Financial assets, cash flow	118,525	124,709
Financial liabilities, cash flow	(144,535)	(161,819)
Committed undisbursed loans cash flows	(19,775)	(19,071)
Liquidity surplus (+) / deficit (-)	(45,785)	(56,181)
Later than three years and not later than five years | Liquidity risk
Risk information
Financial assets, cash flow	63,262	58,045
Financial liabilities, cash flow	(52,781)	(56,245)
Committed undisbursed loans cash flows	1,384	(2,843)
Liquidity surplus (+) / deficit (-)	11,865	(1,043)
More than 5 years | Liquidity risk
Risk information
Financial assets, cash flow	91,652	86,896
Financial liabilities, cash flow	(64,038)	(57,920)
Committed undisbursed loans cash flows	42,766	40,208
Liquidity surplus (+) / deficit (-)	70,380	69,184
Not later than 3 months / 90 days | Liquidity risk
Risk information
Liquidity surplus (+) / deficit (-)	15,945	23,193
Within 1 year | Liquidity risk
Risk information
Liquidity surplus (+) / deficit (-)	(7,548)	11,616
Not later than three years | Liquidity risk
Risk information
Liquidity surplus (+) / deficit (-)	(53,333)	(44,565)
Not later than five years | Liquidity risk
Risk information
Liquidity surplus (+) / deficit (-)	(41,468)	(45,608)
Borrowing from credit institutions
Risk information
Financial liabilities	(8,607)	(3,628)
Borrowing from credit institutions | Liquidity risk
Risk information
Financial liabilities, cash flow	(8,607)	(3,628)
Financial liabilities, discounting effect	0
Financial liabilities	(8,607)	(3,628)
Borrowing from credit institutions | Not later than one month | Liquidity risk
Risk information
Financial liabilities, cash flow	(8,607)	(3,628)
Debt securities issued
Risk information
Financial liabilities	(316,388)	(314,108)
Debt securities issued | Liquidity risk
Risk information
Financial liabilities, cash flow	(361,729)	(361,249)
Financial liabilities, discounting effect	45,341	47,141
Financial liabilities	(316,388)	(314,108)
Debt securities issued | Not later than one month | Liquidity risk
Risk information
Financial liabilities, cash flow	(8,413)	(4,381)
Debt securities issued | Later than one month and not later than three months | Liquidity risk
Risk information
Financial liabilities, cash flow	(14,509)	(30,826)
Debt securities issued | Later than three months and not later than one year | Liquidity risk
Risk information
Financial liabilities, cash flow	(80,112)	(54,853)
Debt securities issued | Later than one year and not later than three years | Liquidity risk
Risk information
Financial liabilities, cash flow	(143,615)	(159,014)
Debt securities issued | Later than three years and not later than five years | Liquidity risk
Risk information
Financial liabilities, cash flow	(51,727)	(55,627)
Debt securities issued | More than 5 years | Liquidity risk
Risk information
Financial liabilities, cash flow	(63,353)	(56,548)
Derivatives
Risk information
Financial liabilities	(5,227)	(12,637)
Derivatives | Liquidity risk
Risk information
Financial liabilities, cash flow	(4,335)	(11,422)
Financial liabilities, discounting effect	(892)	(1,215)
Financial liabilities	(5,227)	(12,637)
Derivatives | Not later than one month | Liquidity risk
Risk information
Financial liabilities, cash flow	36	(1,543)
Derivatives | Later than one month and not later than three months | Liquidity risk
Risk information
Financial liabilities, cash flow	(493)	(1,919)
Derivatives | Later than three months and not later than one year | Liquidity risk
Risk information
Financial liabilities, cash flow	(1,219)	(3,165)
Derivatives | Later than one year and not later than three years | Liquidity risk
Risk information
Financial liabilities, cash flow	(920)	(2,805)
Derivatives | Later than three years and not later than five years | Liquidity risk
Risk information
Financial liabilities, cash flow	(1,054)	(618)
Derivatives | More than 5 years | Liquidity risk
Risk information
Financial liabilities, cash flow	(685)	(1,372)
Derivatives | Hedging instrument | Liquidity risk
Risk information
Financial liabilities, cash flow	(3,005)	(3,432)
Financial liabilities, discounting effect	81	264
Financial liabilities	(2,924)	(3,168)
Derivatives | Hedging instrument | Not later than one month | Liquidity risk
Risk information
Financial liabilities, cash flow	(17)	(37)
Derivatives | Hedging instrument | Later than one month and not later than three months | Liquidity risk
Risk information
Financial liabilities, cash flow	(240)	(250)
Derivatives | Hedging instrument | Later than three months and not later than one year | Liquidity risk
Risk information
Financial liabilities, cash flow	(823)	(1,014)
Derivatives | Hedging instrument | Later than one year and not later than three years | Liquidity risk
Risk information
Financial liabilities, cash flow	(485)	(1,125)
Derivatives | Hedging instrument | Later than three years and not later than five years | Liquidity risk
Risk information
Financial liabilities, cash flow	(980)	(189)
Derivatives | Hedging instrument | More than 5 years | Liquidity risk
Risk information
Financial liabilities, cash flow	(460)	(817)
of which cash inflow in currency derivatives | Liquidity risk
Risk information
Financial liabilities, cash flow	27,810	94,666
of which cash inflow in currency derivatives | Not later than one month | Liquidity risk
Risk information
Financial liabilities, cash flow	131	8,391
of which cash inflow in currency derivatives | Later than one month and not later than three months | Liquidity risk
Risk information
Financial liabilities, cash flow	6,485	12,358
of which cash inflow in currency derivatives | Later than three months and not later than one year | Liquidity risk
Risk information
Financial liabilities, cash flow	8,671	39,175
of which cash inflow in currency derivatives | Later than one year and not later than three years | Liquidity risk
Risk information
Financial liabilities, cash flow	5,125	29,220
of which cash inflow in currency derivatives | Later than three years and not later than five years | Liquidity risk
Risk information
Financial liabilities, cash flow	5,615	3,285
of which cash inflow in currency derivatives | More than 5 years | Liquidity risk
Risk information
Financial liabilities, cash flow	1,783	2,237
of which cash outflow in currency derivatives | Liquidity risk
Risk information
Financial liabilities, cash flow	(31,719)	(103,442)
of which cash outflow in currency derivatives | Not later than one month | Liquidity risk
Risk information
Financial liabilities, cash flow	(220)	(9,283)
of which cash outflow in currency derivatives | Later than one month and not later than three months | Liquidity risk
Risk information
Financial liabilities, cash flow	(6,958)	(13,803)
of which cash outflow in currency derivatives | Later than three months and not later than one year | Liquidity risk
Risk information
Financial liabilities, cash flow	(9,782)	(42,143)
of which cash outflow in currency derivatives | Later than one year and not later than three years | Liquidity risk
Risk information
Financial liabilities, cash flow	(5,933)	(31,770)
of which cash outflow in currency derivatives | Later than three years and not later than five years | Liquidity risk
Risk information
Financial liabilities, cash flow	(6,638)	(3,577)
of which cash outflow in currency derivatives | More than 5 years | Liquidity risk
Risk information
Financial liabilities, cash flow	(2,188)	(2,866)
Cash and cash equivalents
Risk information
Total financial assets	5,219	3,482
Cash and cash equivalents | Liquidity risk
Risk information
Financial assets, cash flow	5,221	3,483
Financial assets, discounting effect	(2)	(1)
Total financial assets	5,219	3,482
Cash and cash equivalents | Not later than one month | Liquidity risk
Risk information
Financial assets, cash flow	5,221	3,483
Treasuries/government bonds
Risk information
Total financial assets	4,150	11,525
Treasuries/government bonds | Liquidity risk
Risk information
Financial assets, cash flow	4,183	11,641
Financial assets, discounting effect	(33)	(116)
Total financial assets	4,150	11,525
Treasuries/government bonds | Not later than one month | Liquidity risk
Risk information
Financial assets, cash flow	552
Treasuries/government bonds | Later than one month and not later than three months | Liquidity risk
Risk information
Financial assets, cash flow	2,712	9,364
Treasuries/government bonds | Later than three months and not later than one year | Liquidity risk
Risk information
Financial assets, cash flow	919	2,277
Other interest-bearing securities except loans
Risk information
Total financial assets	52,843	41,561
Other interest-bearing securities except loans | Liquidity risk
Risk information
Financial assets, cash flow	54,193	42,538
Financial assets, discounting effect	(1,350)	(977)
Total financial assets	52,843	41,561
Other interest-bearing securities except loans | Not later than one month | Liquidity risk
Risk information
Financial assets, cash flow	11,769	11,646
Other interest-bearing securities except loans | Later than one month and not later than three months | Liquidity risk
Risk information
Financial assets, cash flow	11,371	12,476
Other interest-bearing securities except loans | Later than three months and not later than one year | Liquidity risk
Risk information
Financial assets, cash flow	16,883	7,826
Other interest-bearing securities except loans | Later than one year and not later than three years | Liquidity risk
Risk information
Financial assets, cash flow	11,513	10,590
Other interest-bearing securities except loans | Later than three years and not later than five years | Liquidity risk
Risk information
Financial assets, cash flow	2,657
Loans in the form of interest-bearing securities
Risk information
Total financial assets	48,726	51,227
Loans in the form of interest-bearing securities | Liquidity risk
Risk information
Financial assets, cash flow	58,152	60,349
Financial assets, discounting effect	(9,426)	(9,122)
Total financial assets	48,726	51,227
Loans in the form of interest-bearing securities | Not later than one month | Liquidity risk
Risk information
Financial assets, cash flow	164	309
Loans in the form of interest-bearing securities | Later than one month and not later than three months | Liquidity risk
Risk information
Financial assets, cash flow	1,212	2,003
Loans in the form of interest-bearing securities | Later than three months and not later than one year | Liquidity risk
Risk information
Financial assets, cash flow	8,677	7,822
Loans in the form of interest-bearing securities | Later than one year and not later than three years | Liquidity risk
Risk information
Financial assets, cash flow	15,835	22,951
Loans in the form of interest-bearing securities | Later than three years and not later than five years | Liquidity risk
Risk information
Financial assets, cash flow	13,352	10,926
Loans in the form of interest-bearing securities | More than 5 years | Liquidity risk
Risk information
Financial assets, cash flow	18,912	16,338
Loans to credit institutions
Risk information
Total financial assets	13,529	19,009
Loans to credit institutions | Liquidity risk
Risk information
Financial assets, cash flow	16,337	20,643
Financial assets, discounting effect	(2,808)	(1,634)
Total financial assets	13,529	19,009
Loans to credit institutions | Not later than one month | Liquidity risk
Risk information
Financial assets, cash flow	3,318	11,681
Loans to credit institutions | Later than one month and not later than three months | Liquidity risk
Risk information
Financial assets, cash flow	229	135
Loans to credit institutions | Later than three months and not later than one year | Liquidity risk
Risk information
Financial assets, cash flow	1,653	1,717
Loans to credit institutions | Later than one year and not later than three years | Liquidity risk
Risk information
Financial assets, cash flow	1,848	1,777
Loans to credit institutions | Later than three years and not later than five years | Liquidity risk
Risk information
Financial assets, cash flow	1,842	944
Loans to credit institutions | More than 5 years | Liquidity risk
Risk information
Financial assets, cash flow	7,447	4,389
Loans to the public
Risk information
Total financial assets	224,354	224,165
Loans to the public | Liquidity risk
Risk information
Financial assets, cash flow	252,754	253,235
Financial assets, discounting effect	(28,400)	(29,070)
Total financial assets	224,354	224,165
Loans to the public | Not later than one month | Liquidity risk
Risk information
Financial assets, cash flow	6,110	7,672
Loans to the public | Later than one month and not later than three months | Liquidity risk
Risk information
Financial assets, cash flow	11,919	9,948
Loans to the public | Later than three months and not later than one year | Liquidity risk
Risk information
Financial assets, cash flow	43,236	42,957
Loans to the public | Later than one year and not later than three years | Liquidity risk
Risk information
Financial assets, cash flow	85,530	86,141
Loans to the public | Later than three years and not later than five years | Liquidity risk
Risk information
Financial assets, cash flow	43,302	43,403
Loans to the public | More than 5 years | Liquidity risk
Risk information
Financial assets, cash flow	62,657	63,114
Derivatives
Risk information
Total financial assets	10,643	6,432
Derivatives | Liquidity risk
Risk information
Financial assets, cash flow	12,723	7,986
Financial assets, discounting effect	(2,080)	(1,554)
Total financial assets	10,643	6,432
Derivatives | Not later than one month | Liquidity risk
Risk information
Financial assets, cash flow	924	59
Derivatives | Later than one month and not later than three months | Liquidity risk
Risk information
Financial assets, cash flow	480	(55)
Derivatives | Later than three months and not later than one year | Liquidity risk
Risk information
Financial assets, cash flow	2,795	(1,095)
Derivatives | Later than one year and not later than three years | Liquidity risk
Risk information
Financial assets, cash flow	3,799	3,250
Derivatives | Later than three years and not later than five years | Liquidity risk
Risk information
Financial assets, cash flow	2,109	2,772
Derivatives | More than 5 years | Liquidity risk
Risk information
Financial assets, cash flow	2,616	3,055
Derivatives | Hedging instrument | Liquidity risk
Risk information
Financial assets, cash flow	2,370	1,503
Financial assets, discounting effect	(397)	(697)
Total financial assets	1,973	806
Derivatives | Hedging instrument | Not later than one month | Liquidity risk
Risk information
Financial assets, cash flow	(132)	(103)
Derivatives | Hedging instrument | Later than one month and not later than three months | Liquidity risk
Risk information
Financial assets, cash flow	(371)	(624)
Derivatives | Hedging instrument | Later than three months and not later than one year | Liquidity risk
Risk information
Financial assets, cash flow	(509)	(3,007)
Derivatives | Hedging instrument | Later than one year and not later than three years | Liquidity risk
Risk information
Financial assets, cash flow	1,479	1,495
Derivatives | Hedging instrument | Later than three years and not later than five years | Liquidity risk
Risk information
Financial assets, cash flow	644	1,711
Derivatives | Hedging instrument | More than 5 years | Liquidity risk
Risk information
Financial assets, cash flow	1,259	2,031
of which cash inflow in currency derivatives | Liquidity risk
Risk information
Financial assets, cash flow	90,527	37,421
of which cash inflow in currency derivatives | Not later than one month | Liquidity risk
Risk information
Financial assets, cash flow	4,930	364
of which cash inflow in currency derivatives | Later than one month and not later than three months | Liquidity risk
Risk information
Financial assets, cash flow	5,250	5,406
of which cash inflow in currency derivatives | Later than three months and not later than one year | Liquidity risk
Risk information
Financial assets, cash flow	34,440	2,927
of which cash inflow in currency derivatives | Later than one year and not later than three years | Liquidity risk
Risk information
Financial assets, cash flow	29,660	8,798
of which cash inflow in currency derivatives | Later than three years and not later than five years | Liquidity risk
Risk information
Financial assets, cash flow	9,062	10,098
of which cash inflow in currency derivatives | More than 5 years | Liquidity risk
Risk information
Financial assets, cash flow	7,185	9,828
of which cash outflow in currency derivatives | Liquidity risk
Risk information
Financial assets, cash flow	(85,453)	(34,713)
of which cash outflow in currency derivatives | Not later than one month | Liquidity risk
Risk information
Financial assets, cash flow	(4,654)	(344)
of which cash outflow in currency derivatives | Later than one month and not later than three months | Liquidity risk
Risk information
Financial assets, cash flow	(5,007)	(5,363)
of which cash outflow in currency derivatives | Later than three months and not later than one year | Liquidity risk
Risk information
Financial assets, cash flow	(32,313)	(2,885)
of which cash outflow in currency derivatives | Later than one year and not later than three years | Liquidity risk
Risk information
Financial assets, cash flow	(27,940)	(8,151)
of which cash outflow in currency derivatives | Later than three years and not later than five years | Liquidity risk
Risk information
Financial assets, cash flow	(8,557)	(8,970)
of which cash outflow in currency derivatives | More than 5 years | Liquidity risk
Risk information
Financial assets, cash flow	(6,982)	kr (9,000)
Shares
Risk information
Total financial assets	20
Shares | Liquidity risk
Risk information
Financial assets, cash flow	20
Financial assets, discounting effect	0
Total financial assets	20
Shares | More than 5 years | Liquidity risk
Risk information
Financial assets, cash flow	kr 20